Fair value of financial instruments - Carrying value and an estimated fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	$ 863,812	$ 1,178,170
Securities at amortized cost (1)	165,564	75,271
Loans at amortized cost, net (2)	4,896,647	5,823,333
Customers' liabilities under acceptances	74,366	115,682
Investment properties	3,214	3,494
Deposits	3,140,875	2,893,555
Securities sold under repurchase agreements	10,663	40,530
Borrowings and debt, net (3)	1,985,070	3,138,310	$ 3,518,446	$ 2,211,567
Acceptance outstanding	74,366	115,682
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	863,812	1,178,170
Securities at amortized cost (1)	165,564	75,271
Loans at amortized cost, net (2)	4,891,698	5,823,333
Customers' liabilities under acceptances	74,366	115,682
Investment properties	3,214	3,494
Deposits	3,140,875	2,893,555
Securities sold under repurchase agreements	10,663	40,530
Borrowings and debt, net (3)	1,966,271	3,118,396
Acceptance outstanding	74,366	115,682
At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	863,812	1,178,170
Securities at amortized cost (1)	168,110	75,724
Loans at amortized cost, net (2)	4,972,599	6,162,885
Customers' liabilities under acceptances	74,366	115,682
Investment properties	3,214	3,494
Deposits	3,140,875	2,893,555
Securities sold under repurchase agreements	10,663	40,530
Borrowings and debt, net (3)	1,989,719	3,126,333
Acceptance outstanding	74,366	115,682
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	0	0
Securities at amortized cost (1)	0	0
Loans at amortized cost, net (2)	0	0
Deposits	0	0
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances	0	0
Investment properties	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net (3)	0	0
Acceptance outstanding	0	0
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	863,812	1,178,170
Securities at amortized cost (1)	157,698	56,914
Loans at amortized cost, net (2)	4,972,599	6,101,040
Deposits	3,140,875	2,893,555
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances	74,366	115,682
Securities sold under repurchase agreements	10,663	40,530
Borrowings and debt, net (3)	1,989,719	3,126,333
Acceptance outstanding	74,366	115,682
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and deposits on banks	0	0
Securities at amortized cost (1)	10,412	18,810
Loans at amortized cost, net (2)	0	61,845
Deposits	0	0
Level 3 | At fair value [member]
Disclosure of Fair value of financial instruments [Line Items]
Customers' liabilities under acceptances	0	0
Investment properties	3,214	3,494
Securities sold under repurchase agreements	0	0
Borrowings and debt, net (3)	0	0
Acceptance outstanding	$ 0	$ 0